--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS August 31, 1997
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT
ISSUER                                          (000'S OMITTED)       VALUE
--------------------------------------------------------------------------------

BANK NOTES--3.5%
Australia & New Zealand Bank
  5.645%, due 2/19/98 ..........................      $65,000     $ 64,986,601
Morgan Guaranty Trust Co.
  5.85%, due 3/16/98 ...........................      100,000       99,972,340
  5.93%, due 8/31/98 ...........................      100,000       99,961,876
                                                                  ------------
                                                                   264,920,817
                                                                  ------------
CERTIFICATES OF DEPOSIT
(EURODOLLARS)--1.3%
  Sumitomo Bank
  5.69%, due 12/22/97 ..........................      100,000      100,003,052
                                                                  ------------

CERTIFICATES OF DEPOSIT
(YANKEE)--47.5%
ABN Amro Bank NV
  5.68%, due 12/19/97 ..........................      100,000       99,988,293
  6.14%, due 5/01/98 ...........................       90,000       89,986,209
Bank America National Association
  5.67%, due 6/30/98 ...........................      200,000      199,855,388
Bank America of Chicago
  5.85%, due 3/13/98 ...........................      100,000       99,942,394
Bank of Tokyo Mitsubishi New York
  5.69%, due 12/19/97 ..........................      185,000      185,000,000
  5.78%, due 12/29/97 ..........................      150,000      150,013,155
Barclays Bank of New York
  5.84%, due 3/11/98 ...........................      100,000       99,984,982
Bayeriche Landesbank
  5.86%, due 7/17/98 ...........................      100,000       99,953,330
Canadian Imperial Bank
  5.94%, due 3/17/98 ...........................      100,000       99,984,515
  5.86%, due 8/10/98 ...........................       70,000       69,967,878
  5.91%, due 8/28/98 ...........................       46,000       45,973,903
Credit Suisse
  5.84%, due 3/11/98 ...........................      100,000       99,984,977
  5.745%, due 7/21/98 ..........................      100,000       99,970,089
Dai Ichi Kangyo Bank
  5.68%, due 10/28/97 ..........................      100,000      100,001,561
  5.67%, due11/04/97 ...........................      131,000      131,005,534
  5.73%, due 12/29/97 ..........................      100,000      100,006,793
Deutsche Bank AG
  6.20%, due 4/08/98 ...........................       50,000       49,989,987
Key Bank National Association
  5.68%, due 7/02/98 ...........................      100,000       99,934,952
  5.69%, due 7/07/98 ...........................      100,000       99,942,162
Landesbank Hessen Thuringen
  6.13%, due 4/01/98 ...........................       50,000       49,964,438
Morgan Guaranty Trust Co.
  5.71%, due 1/06/98 ...........................      100,000       99,986,666
Morgan Stanley Group, Inc.
  5.79%, due 5/18/98 ...........................       75,000       75,000,000
Natwest BankCorp
  5.933%, due 6/26/98 ..........................      100,000       99,947,329
Rabobank Nederland
  6.18%, due 5/01/98 ...........................      100,000       99,987,351
Royal Bank of Canada
  5.58%, due 12/11/97 ..........................      100,000       99,972,997
  6.08%, due 5/27/98 ...........................      100,000       99,971,952
  5.78%, due 7/31/98 ...........................       55,000       54,980,784
Sanwa Bank
  5.76%, due 9/19/97 ...........................      300,000      300,001,478
  5.72%, due 10/17/97 ..........................       50,000       50,000,630
Societe Generale Bank
  5.87%, due 3/03/98 ...........................      125,000      124,976,020
  6.35%, due 4/15/98 ...........................      175,000      174,984,028
  5.86%, due 7/21/98 ...........................       50,000       49,983,068
Sumitomo Bank
  5.74%, due 9/08/97 ...........................      195,000      195,000,000
  5.69%, due 10/14/97 ..........................       40,000       40,000,000
                                                                  ------------
                                                                  3,636,242,843
                                                                  ------------
ASSET BACKED--4.1%
Asset Backed Securities
  Investment Trust
  5.652%, due 6/15/98 ..........................      157,000      156,974,733
Asset Backed Trust
  5.662%, due 1/15/98 ..........................      157,000      156,994,150
                                                                  ------------
                                                                   313,968,883
                                                                  ------------
COMMERCIAL PAPER--12.5%
Barton Capital Corp.
  5.52%, due 9/18/97 ...........................       70,000       69,817,533
CIT Group Holdings Inc.
  5.55%, due 9/02/97 ...........................      100,000       99,984,583
Electronic Data System Corp.
  5.50%, due 10/03/97 ..........................       60,000       59,706,667
Korea Development Bank
  5.80%, due 9/18/97 ...........................       50,000       49,863,056
  5.80%, due 9/22/97 ...........................       80,000       79,729,333
Pooled Accounts Receivable
  Capital Corp.
  5.53%, due 9/16/97 ...........................      150,275      149,928,741
  5.52%, due 9/19/97 ...........................      181,542      181,040,944
Receivables Capital Corp.
  5.52%, due 9/18/97 ...........................       64,549       64,380,742
  5.50%, due 9/22/97 ...........................      126,168      125,763,211
  5.51%, due 9/22/97 ...........................       76,403       76,157,428
                                                                  ------------
                                                                   956,372,238
                                                                  ------------
FLOATING RATE NOTES--14.8%
Abbey National Treasury Services
  6.00%, due 6/17/98 ...........................      100,000       99,969,738
Bank One, Columbus
  5.64%, due 5/14/98 ...........................       75,000       74,964,527
Bank One, Indianapolis
  5.66%, due 2/05/98 ...........................      150,000      149,961,646
FCC National Bank
  5.73%, due 4/07/98 ...........................      200,000      199,953,854
  5.67%, due 7/02/98 ...........................      100,000       99,926,840
First USA Bank
  5.809%, due 4/29/98 ..........................      100,000      100,078,329
Merrill Lynch & Co., Inc.
  5.77%, due 10/07/97 ..........................       20,000       19,999,506
  5.765%, due 11/12/97 .........................      100,000       99,995,070
  5.75%, due 1/09/98 ...........................      150,000      149,984,453
Strats Trust
  5.652%, due 12/15/97 .........................      139,500      139,491,411
                                                                  ------------
                                                                  1,134,325,374
                                                                  ------------
TIME DEPOSIT--15.4%
Fleet Bank
  5.563%, due 9/02/97 ..........................      100,000      100,000,000
Keybank National Association
  5.625%, due 9/02/97 ..........................      150,000      150,000,000
Royal Bank of Canada
  5.50%, due 9/02/97 ...........................      100,000      100,000,000
Sun Trust
  5.438%, due 9/02/97 ..........................      131,299      131,299,000
Svenska Grand Cayman
  5.625%, due 9/02/97 ..........................      250,000      250,000,000
Wells Fargo & Co.
  5.531%, due 9/02/97 ..........................      200,000      200,000,000
Westdeutsche Landesbank
  5.656%, due 9/02/97 ..........................      250,000      250,000,000
                                                                  ------------
                                                                  1,181,299,000
                                                                  ------------
  TOTAL INVESTMENTS
  AT AMORTIZED COST ............................         99.1%     7,587,132,207
  OTHER ASSETS, LESS LIABILITIES ...............          0.9         70,267,733
                                                      -------     --------------
  NET ASSETS ...................................        100.0%    $7,657,399,940
                                                        =====     ==============

See notes to financial statements

--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES August 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investments at value (Note 1A) ................................  $7,587,132,207
Cash ..........................................................             188
Interest receivable ...........................................      70,969,862
                                                                 --------------
 Total assets .................................................   7,658,102,257
                                                                 --------------

LIABILITIES:
Payable to affiliate--investment advisory fee (Note 2A) .......         345,435
Accrued expenses and other liabilities ........................         356,882
                                                                 --------------
 Total liabilities ............................................         702,317
                                                                 --------------
NET ASSETS ....................................................  $7,657,399,940
                                                                 ==============

REPRESENTED BY:
Paid-in capital for beneficial interests ......................  $7,657,399,940
                                                                 ==============
--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended August 31, 1997
--------------------------------------------------------------------------------

INTEREST INCOME (Note 1B) .............................................                      $345,707,841

EXPENSES:
Investment advisory fees (Note 2A) ....................................      $ 9,148,204
Administrative fees (Note 2B) .........................................        3,049,401
Custodian fees ........................................................        1,513,346
Auditing fees .........................................................           48,003
Trustees' fees ........................................................           43,104
Legal fees ............................................................           21,171
Other .................................................................           83,464
                                                                             -----------
    Total expenses ....................................................       13,906,693

    Less aggregate amount waived by Investment
      Adviser and Administrator (Notes 2A and 2B) .....................       (7,802,319)
    Less fees paid indirectly (Note 1E) ...............................             (659)
                                                                             -----------
    Net expenses ......................................................                         6,103,715
                                                                                             ------------
    Net investment income .............................................                      $339,604,126
                                                                                             ============

See notes to financial statements

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          YEAR ENDED AUGUST 31,
                                                                 ---------------------------------------
                                                                     1997                        1996
                                                                 ------------                ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
Net investment income .........................               $   339,604,126              $   230,781,560
                                                              ---------------              ---------------
CAPITAL TRANSACTIONS:
Proceeds from contributions ...................                33,685,999,190               24,522,122,636
Value of withdrawals ..........................               (30,810,390,668)             (25,076,123,009)
                                                              ---------------              ---------------
Net increase (decrease) in net assets
 from capital transactions                                      2,875,608,522                 (554,000,373)
                                                              ---------------              ---------------

NET INCREASE (DECREASE) IN NET ASSETS .........                 3,215,212,648                 (323,218,813)
NET ASSETS:
Beginning of period ...........................                 4,442,187,292                4,765,406,105
                                                              ---------------              ---------------
End of period .................................               $ 7,657,399,940              $ 4,442,187,292
                                                              ===============              ===============

--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED AUGUST 31,
                                                                -------------------------------------------------------------------

                                                                    1997        1996         1995        1994        1993
                                                                    ----        ----         ----        ----        ----
RATIOS/SUPPLEMENTAL DATA:

Net assets (000's omitted) .............................        $7,657,400   $4,442,187   $4,765,406   $2,147,361   $781,470
Ratio of expenses to average net assets ................            0.10%        0.10%        0.10%        0.11%        0.20%
Ratio of net investment income to
average net assets .....................................            5.57%        5.64%        5.88%        3.87%        3.15%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets .........................            0.23%        0.23%        0.23%        0.24%        0.25%
Net investment income to average net assets ............            5.44%        5.50%        5.75%        3.74%        3.10%

See notes to financial statements

--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. FEES PAID INDIRECTLY -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

F. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEE -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $9,148,204, of which $4,752,918 was voluntarily waived for the year ended August 31, 1997. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $3,049,401, all of which were voluntarily waived for the year ended August 31, 1997. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of money market instruments aggregated $407,817,667,716 and $404,668,761,218, respectively, for the year ended August 31, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1997, the commitment fee allocated to the Portfolio was $23,449. Since the line of credit was established, there have been no borrowings.


--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1997 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1997 by correspondence with the custodian, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1997, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
October 6, 1997